Provision For Tax, Civil And Labor Risks - Contingent liabilities additional information (Detail 2) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 9,559,550	R$ 9,559,550	R$ 3,642,219
Contingencies resulting from the business combinations	797,693	797,693	0
Contingent assets	133,397	133,397	26,933
Avon [member]
Disclosure of contingent liabilities [line items]
Settlement amount to be paid by entity		75,352	14,500
Civil, commercial and other lawsuits [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 133,302	R$ 133,302	61,532
Civil, commercial and other lawsuits [member] | Avon [member]
Disclosure of contingent liabilities [line items]
Number of pending individual cases	164	164
Number of new proceedings filed	31
Number of cases dismissed, settled or otherwise resolved	14
Settlement amount		R$ 10,393	2,000
Labor [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 220,648	220,648	77,295
IPI tax debts, due to the alleged non-observance of the minimum tax base [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	9,205,601	9,205,601	3,503,392
IPI tax debts, due to the alleged non-observance of the minimum tax base [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,963,984	1,963,984
Related to Decree nº 8.393/2015 [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,660,532	1,660,532	389,017
Related to Collection of ICMS and ICMS-ST [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,503,657	1,503,657	406,002
Related to IRPJ and CSLL tax debts [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	1,396,782	1,396,782	1,379,189
Related to collection of ICMS-ST by Finance Department of the São Paulo Federal State [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	529,660	529,660	521,903
IPI tax debts for disagreeing with the tax classification [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss	R$ 524,500	R$ 524,500	R$ 218,204